Portfolio of Investments
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	2,875,000	2,939,301
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	1,300,000	1,301,435
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	600,000	600,027
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month USD LIBOR + 1.650% Floor 1.650% 04/17/2034	1.784%	1,925,000	1,927,368
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	1.284%	900,000	897,377
Aqua Finance Trust(a),(c)
Series 2021-A Class A
07/17/2046	1.540%	900,000	899,882
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	1.576%	550,000	547,756
Avant Loans Funding Trust(a)
Series 2019-B Class B
10/15/2026	3.150%	568,672	570,170
Series 2020-REV1 Class A
05/15/2029	2.170%	3,300,000	3,304,969
Series 2020-REV1 Class B
05/15/2029	2.680%	530,000	532,561
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	325,000	326,319
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	1.826%	3,450,000	3,450,235
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.000% Floor 1.000% 04/20/2034	1.211%	1,025,000	1,025,316
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	1.274%	1,850,000	1,850,675
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	1.584%	3,425,000	3,422,445
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	275,000	272,248
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class C
10/15/2024	2.710%	950,000	964,646
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	1,107,310	1,104,897
Consumer Loan Underlying Bond Club Certificate Issuer Trust(a)
Series 2019-HP1 Class A
12/15/2026	2.590%	504,169	506,861
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2019-P2 Class B
10/15/2026	2.830%	767,425	771,048
Crossroads Asset Trust(a)
Subordinated Series 2021-A Class B
06/20/2025	1.120%	175,000	174,987
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	225,000	232,161
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	3,410,000	3,398,202
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	1.146%	1,300,000	1,300,186
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	1.096%	2,100,000	2,100,470
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	1.676%	950,000	950,045
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	1,600,000	1,657,337
Series 2020-2A Class D
03/16/2026	4.730%	125,000	134,196
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	1,400,000	1,438,902
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	975,000	991,095
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	1,425,000	1,460,688
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	1,100,000	1,127,624
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	350,000	372,068
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	600,000	607,357
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	1,125,000	1,124,887
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	3,410,000	3,404,359
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	405,569	417,424
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-1 Class D
03/15/2027	1.320%	800,000	796,775
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	100,000	101,415
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	1,500,000	1,541,019
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/20/2034	1.217%	1,425,000	1,425,768
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	289,290	303,192
Series 2019-AA Class A
07/25/2033	2.340%	688,763	707,502
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	1.584%	4,075,000	4,075,420
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	869,639	869,119
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	1.284%	475,000	476,181
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class B1
3-month USD LIBOR + 1.800% Floor 1.800% 10/15/2032	1.926%	3,600,000	3,601,739
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	1.226%	2,150,000	2,150,112
Marlette Funding Trust(a)
Series 2019-3A Class B
09/17/2029	3.070%	1,725,000	1,734,506
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	725,000	729,733
MVW Owner Trust(a)
Series 2016-1A Class A
12/20/2033	2.250%	137,259	138,694
Series 2017-1A Class A
12/20/2034	2.420%	618,435	630,071
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	1,080,000	1,082,698
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	1.984%	3,525,000	3,525,145
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	151,584	152,748
Series 2020-1A Class A
02/20/2025	1.710%	1,989,418	2,006,673
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class A1
3-month USD LIBOR + 1.330% Floor 1.330% 10/22/2032	1.468%	1,375,000	1,375,375
Series 2021-8A Class A
3-month USD LIBOR + 1.190% Floor 1.190% 01/18/2034	1.378%	650,000	651,016
Prosper Marketplace Issuance Trust(a)
Series 2019-3A Class B
07/15/2025	3.590%	83,395	83,425

2	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/15/2030	0.576%	1,900,000	1,900,066
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	200,000	199,501
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	175,000	176,334
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	925,000	940,177
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	3,025,000	3,067,266
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	1,275,000	1,316,771
Series 2020-1A Class C
08/21/2028	2.600%	800,000	822,381
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	137,524	137,645
Series 2018-2A Class A
06/20/2035	3.500%	213,794	220,507
Series 2018-3A Class A
09/20/2035	3.690%	146,498	151,632
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	199,751	201,453
Series 2019-1 Class B
02/25/2028	3.450%	146,574	146,868
Theorem Funding Trust(a)
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	700,000	698,158
United Auto Credit Securitization Trust(a)
Series 2020-1 Class D
02/10/2025	2.880%	1,075,000	1,094,421
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	290,465	293,494
Series 2021-ST7 Class A
09/20/2029	1.850%	980,418	979,637
Upstart Securitization Trust(a)
Series 2019-3 Class A
01/21/2030	2.684%	112,969	113,193
Series 2020-2 Class A
11/20/2030	2.309%	799,753	800,251
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	425,000	425,800
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	425,000	423,212
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	337,047	350,269
Total Asset-Backed Securities — Non-Agency (Cost $90,073,121)			90,724,886

Commercial Mortgage-Backed Securities - Non-Agency 5.1%

1211 Avenue of the Americas Trust(a)
Series 2015-1211 Class A1A2
08/10/2035	3.901%	1,275,000	1,386,077
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	1,143,123	1,208,917
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,265,983	1,338,845
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,167,670	1,225,706
Series 2015-SFR2 Class A
10/17/2052	3.732%	694,919	738,293
AMSR Trust(a)
Series 2020-SFR2 Class C
07/17/2037	2.533%	500,000	508,525
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	1.534%	2,625,000	2,613,868
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	1.334%	1,150,000	1,149,281
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	1.584%	625,000	624,732
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	1,325,000	1,396,524
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.334%	2,375,000	2,376,481

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	1.184%	1,032,500	1,032,822
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	1.334%	1,016,220	1,016,853
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.671%	699,000	695,507
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	1.971%	622,000	616,172
CIM Retail Portfolio Trust(a),(b)
Series 2021-RETL Class D
1-month USD LIBOR + 3.050% Floor 3.050% 08/15/2036	3.134%	3,825,000	3,825,004
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	2.109%	1,900,000	1,897,032
COMM Mortgage Trust(a),(b)
Series 2019-WCM Class C
1-month USD LIBOR + 1.300% Floor 1.300% 10/15/2036	1.384%	875,000	875,000
COMM Mortgage Trust(a),(d)
Series 2020-CBM Class D
02/10/2037	3.754%	475,000	480,324
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	525,000	530,339
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	2.934%	298,447	301,430
Series 2021-ESH Class F
1-month USD LIBOR + 3.700% Floor 3.700% 07/15/2038	3.784%	298,447	301,803
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
09/17/2025	2.241%	675,000	682,728
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	2,975,000	2,960,981
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	625,000	680,632
GS Mortgage Securities Corp. Trust(a),(b),(c)
Subordinated CMO Series 2021-IP Class D
1-month USD LIBOR + 2.350% Floor 2.350% 10/15/2036	2.450%	825,000	825,000
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	0.984%	682,124	683,156
Home Partners of America Trust(a)
Series 2019-2 Class D
10/19/2039	3.121%	1,061,638	1,042,376
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% 03/17/2037	0.784%	1,881,271	1,883,753
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% Floor 1.000% 07/17/2037	1.084%	2,438,888	2,440,589
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	1.184%	3,083,615	3,089,181
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d)
Subordinated Series 2021-2NU Class B
01/05/2040	2.077%	600,000	598,379
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	250,000	246,445
KKR Industrial Portfolio Trust(a),(b)
Subordinated Series 2021-KDIP Class D
1-month USD LIBOR + 1.250% Floor 1.250% 12/15/2037	1.334%	500,000	499,399
Life Mortgage Trust(a),(b)
Subordinated Series 2021-BMR Class D
1-month USD LIBOR + 1.400% Floor 1.400% 03/15/2038	1.484%	700,000	701,332
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 Class A3
05/15/2049	3.058%	1,025,000	1,079,437
Series 2017-C34 Class A3
11/15/2052	3.276%	2,250,000	2,413,046

4	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(a)
Series 2014-150E Class A
09/09/2032	3.912%	800,000	851,878
Morgan Stanley Capital I Trust
Series 2015-UBS8 Class A3
12/15/2048	3.540%	1,800,000	1,929,997
Series 2016-BNK2 Class A2
11/15/2049	2.454%	12,283	12,279
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class D
11/10/2036	3.283%	1,175,000	1,169,153
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2026	2.284%	1,100,000	1,105,497
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2026	2.834%	425,000	427,655
Progress Residential Trust(a)
Series 2019-SFR3 Class C
09/17/2036	2.721%	750,000	755,094
Series 2019-SFR3 Class D
09/17/2036	2.871%	1,125,000	1,135,784
Series 2019-SFR4 Class C
10/17/2036	3.036%	2,850,000	2,886,001
Series 2020-SFR1 Class C
04/17/2037	2.183%	325,000	330,454
Series 2020-SFR1 Class D
04/17/2037	2.383%	675,000	685,358
Series 2020-SFR2 Class A
06/17/2037	2.078%	425,000	433,034
Subordinated Series 2019-SFR2 Class C
05/17/2036	3.545%	1,000,000	1,011,080
Subordinated Series 2020-SFR2 Class C
06/18/2037	3.077%	100,000	102,687
Subordinated Series 2020-SFR2 Class D
06/18/2037	3.874%	125,000	129,350
Subordinated Series 2021-SFR8 Class D
09/17/2038	2.082%	1,830,000	1,813,990
RBS Commercial Funding, Inc., Trust(a),(d)
Series 2013-GSP Class A
01/15/2032	3.961%	1,100,000	1,158,530
SFO Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-555 Class E
1-month USD LIBOR + 2.900% Floor 2.900% 05/15/2038	2.984%	475,000	477,079
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	650,000	658,987
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	1,075,000	1,056,108
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	1,423,366	1,450,028
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	1,148,932	1,204,356
Series 2017-C39 Class A1
09/15/2050	1.975%	276,441	277,467
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	2.174%	500,000	487,620
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	1.284%	750,000	750,467
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	3.584%	625,000	625,389
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	1,472,022	1,493,250
Series 2012-C9 Class ASB
11/15/2045	2.445%	168,821	169,907
Series 2013-C15 Class A3
08/15/2046	3.881%	678,413	706,600
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $71,123,287)			71,261,048

Common Stocks 63.4%
Issuer	Shares	Value ($)
Communication Services 8.4%
Entertainment 1.1%
Activision Blizzard, Inc.	77,015	5,960,191
Walt Disney Co. (The)(e)	60,065	10,161,196
Total		16,121,387

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Interactive Media & Services 5.2%
Alphabet, Inc., Class A(e)	8,943	23,909,290
Alphabet, Inc., Class C(e)	9,330	24,867,342
Facebook, Inc., Class A(e)	67,854	23,028,969
Total		71,805,601
Media 1.3%
Comcast Corp., Class A	313,013	17,506,817
Wireless Telecommunication Services 0.8%
T-Mobile USA, Inc.(e)	86,579	11,061,333
Total Communication Services		116,495,138
Consumer Discretionary 5.9%
Hotels, Restaurants & Leisure 1.1%
Darden Restaurants, Inc.	15,843	2,399,739
McDonald’s Corp.	51,034	12,304,808
Total		14,704,547
Internet & Direct Marketing Retail 3.3%
Amazon.com, Inc.(e)	12,740	41,851,410
eBay, Inc.	63,012	4,390,046
Total		46,241,456
Specialty Retail 0.7%
Lowe’s Companies, Inc.	35,287	7,158,321
Ulta Beauty, Inc.(e)	8,036	2,900,353
Total		10,058,674
Textiles, Apparel & Luxury Goods 0.8%
Tapestry, Inc.	206,865	7,658,142
Under Armour, Inc., Class A(e)	133,896	2,702,021
Total		10,360,163
Total Consumer Discretionary		81,364,840
Consumer Staples 3.3%
Food & Staples Retailing 1.3%
Sysco Corp.	237,894	18,674,679
Food Products 0.9%
Mondelez International, Inc., Class A	215,174	12,518,823
Tobacco 1.1%
Philip Morris International, Inc.	154,181	14,614,817
Total Consumer Staples		45,808,319
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.8%
Oil, Gas & Consumable Fuels 1.8%
Canadian Natural Resources Ltd.	189,345	6,918,667
Chevron Corp.	115,156	11,682,576
EOG Resources, Inc.	82,497	6,622,034
Total		25,223,277
Total Energy		25,223,277
Financials 7.5%
Banks 2.4%
Bank of America Corp.	386,430	16,403,954
JPMorgan Chase & Co.	100,834	16,505,517
Total		32,909,471
Capital Markets 2.1%
BlackRock, Inc.	13,305	11,158,371
Morgan Stanley	68,334	6,649,582
State Street Corp.	133,338	11,296,395
Total		29,104,348
Consumer Finance 0.7%
American Express Co.	58,605	9,818,096
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B(e)	81,129	22,143,349
Insurance 0.7%
Aon PLC, Class A	36,108	10,318,583
Total Financials		104,293,847
Health Care 8.3%
Biotechnology 0.9%
Biogen, Inc.(e)	8,279	2,342,874
BioMarin Pharmaceutical, Inc.(e)	64,962	5,020,913
Vertex Pharmaceuticals, Inc.(e)	32,422	5,881,027
Total		13,244,814
Health Care Equipment & Supplies 3.4%
Abbott Laboratories	127,634	15,077,404
Baxter International, Inc.	80,992	6,514,187
Dentsply Sirona, Inc.	147,158	8,542,522
Medtronic PLC	109,847	13,769,322
Stryker Corp.	13,882	3,660,961
Total		47,564,396

6	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.5%
Anthem, Inc.	23,276	8,677,293
Cigna Corp.	11,254	2,252,600
CVS Health Corp.	110,138	9,346,311
Total		20,276,204
Pharmaceuticals 2.5%
Eli Lilly & Co.	52,630	12,160,161
Johnson & Johnson	136,200	21,996,300
Total		34,156,461
Total Health Care		115,241,875
Industrials 5.9%
Aerospace & Defense 1.8%
Raytheon Technologies Corp.	293,099	25,194,790
Airlines 0.7%
Southwest Airlines Co.(e)	173,461	8,921,099
Building Products 0.7%
Carrier Global Corp.	172,321	8,919,335
Industrial Conglomerates 0.7%
Honeywell International, Inc.	47,279	10,036,386
Machinery 0.5%
Stanley Black & Decker, Inc.	39,678	6,955,950
Road & Rail 1.5%
Uber Technologies, Inc.(e)	296,852	13,298,970
Union Pacific Corp.	39,917	7,824,131
Total		21,123,101
Total Industrials		81,150,661
Information Technology 18.6%
Communications Equipment 0.7%
Cisco Systems, Inc.	168,045	9,146,689
Electronic Equipment, Instruments & Components 1.2%
TE Connectivity Ltd.	124,790	17,123,684
IT Services 3.8%
Akamai Technologies, Inc.(e)	33,340	3,487,031
Fidelity National Information Services, Inc.	74,589	9,075,989
Fiserv, Inc.(e)	85,024	9,225,104
Global Payments, Inc.	25,755	4,058,473
Common Stocks (continued)
Issuer	Shares	Value ($)
MasterCard, Inc., Class A	57,424	19,965,176
PayPal Holdings, Inc.(e)	27,000	7,025,670
Total		52,837,443
Semiconductors & Semiconductor Equipment 1.9%
Lam Research Corp.	13,134	7,475,216
Marvell Technology, Inc.	91,322	5,507,630
NVIDIA Corp.	61,677	12,777,007
Total		25,759,853
Software 7.3%
Adobe, Inc.(e)	15,307	8,812,546
Autodesk, Inc.(e)	30,551	8,712,229
Intuit, Inc.	16,196	8,737,904
Microsoft Corp.	202,352	57,047,076
Palo Alto Networks, Inc.(e)	25,072	12,009,488
Splunk, Inc.(e)	42,379	6,132,665
Total		101,451,908
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	344,301	48,718,592
Western Digital Corp.(e)	40,062	2,261,099
Total		50,979,691
Total Information Technology		257,299,268
Materials 2.4%
Chemicals 2.1%
Air Products & Chemicals, Inc.	8,670	2,220,474
Corteva, Inc.	186,620	7,852,969
International Flavors & Fragrances, Inc.	81,319	10,873,977
Nutrien Ltd.	59,711	3,871,064
Sherwin-Williams Co. (The)	13,042	3,648,239
Total		28,466,723
Metals & Mining 0.3%
Newmont Corp.	79,748	4,330,316
Total Materials		32,797,039
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
American Tower Corp.	26,256	6,968,605
Total Real Estate		6,968,605

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.8%
Electric Utilities 0.8%
American Electric Power Co., Inc.	129,982	10,551,939
Total Utilities		10,551,939
Total Common Stocks (Cost $618,774,754)		877,194,808

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	45,000	46,778
Total Convertible Bonds (Cost $42,530)			46,778

Corporate Bonds & Notes 6.1%

Aerospace & Defense 0.3%
BAE Systems PLC(a)
04/15/2030	3.400%	600,000	647,093
Boeing Co. (The)
05/01/2040	5.705%	925,000	1,177,002
Bombardier, Inc.(a)
12/01/2024	7.500%	20,000	20,753
04/15/2027	7.875%	64,000	66,357
Harris Corp.
06/15/2028	4.400%	450,000	513,594
Lockheed Martin Corp.
06/15/2050	2.800%	270,000	267,633
Northrop Grumman Corp.(a)
02/15/2031	7.750%	375,000	537,985
TransDigm, Inc.(a)
12/15/2025	8.000%	60,000	63,903
03/15/2026	6.250%	170,000	177,774
TransDigm, Inc.
11/15/2027	5.500%	57,000	58,655
05/01/2029	4.875%	76,000	76,117
Total			3,606,866
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	36,000	36,357
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	110,000	115,602
04/20/2029	5.750%	16,629	17,921
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Delta Air Lines, Inc.
01/15/2026	7.375%	66,000	77,694
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	64,253	67,307
United Airlines, Inc.(a)
04/15/2026	4.375%	27,000	27,759
04/15/2029	4.625%	31,000	32,047
Total			374,687
Automotive 0.1%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	42,000	43,253
Ford Motor Co.
04/21/2023	8.500%	11,000	12,091
04/22/2025	9.000%	57,000	68,558
04/22/2030	9.625%	3,000	4,255
07/16/2031	7.450%	31,000	40,434
Ford Motor Credit Co. LLC
01/09/2022	3.219%	29,000	29,140
06/16/2025	5.125%	32,000	34,765
11/13/2025	3.375%	81,000	83,382
01/09/2027	4.271%	55,000	58,518
08/17/2027	4.125%	55,000	58,344
02/16/2028	2.900%	31,000	30,790
11/13/2030	4.000%	39,000	40,556
IAA Spinco, Inc.(a)
06/15/2027	5.500%	67,000	69,983
IHO Verwaltungs GmbH(a),(f)
09/15/2026	4.750%	38,000	38,943
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	97,000	98,080
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	19,000	19,971
05/15/2027	8.500%	41,000	43,621
Tenneco, Inc.(a)
01/15/2029	7.875%	59,000	65,892
04/15/2029	5.125%	31,000	31,693
Total			872,269
Banking 0.9%
Bank of America Corp.(g)
04/23/2040	4.078%	2,087,000	2,400,564
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	1,285,000	1,452,539
Discover Bank
09/13/2028	4.650%	675,000	783,328
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	1,160,000	1,193,843

8	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(g)
Subordinated
05/13/2031	2.956%	2,265,000	2,358,581
Morgan Stanley(g)
01/22/2031	2.699%	1,125,000	1,163,093
PNC Financial Services Group, Inc. (The)
01/22/2030	2.550%	350,000	364,018
State Street Corp.
Subordinated
03/03/2031	2.200%	1,461,000	1,457,541
Wells Fargo & Co.(g)
04/30/2041	3.068%	1,700,000	1,749,760
Total			12,923,267
Brokerage/Asset Managers/Exchanges 0.0%
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	22,000	22,634
Hightower Holding LLC(a)
04/15/2029	6.750%	56,000	57,345
NFP Corp.(a),(h)
08/15/2028	4.875%	54,000	54,892
NFP Corp.(a)
08/15/2028	6.875%	99,000	101,044
Total			235,915
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	46,000	46,943
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	63,000	65,564
05/15/2029	4.125%	36,000	35,858
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	35,000	35,269
Interface, Inc.(a)
12/01/2028	5.500%	23,000	24,248
James Hardie International Finance DAC(a)
01/15/2028	5.000%	25,000	26,264
SRS Distribution, Inc.(a)
07/01/2028	4.625%	28,000	28,565
07/01/2029	6.125%	53,000	54,598
White Cap Buyer LLC(a)
10/15/2028	6.875%	46,000	48,667
Total			365,976
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	84,000	87,476
03/01/2030	4.750%	127,000	132,760
08/15/2030	4.500%	130,000	133,978
02/01/2031	4.250%	41,000	41,704
Comcast Corp.
08/15/2035	4.400%	450,000	532,892
CSC Holdings LLC(a)
02/01/2028	5.375%	49,000	51,193
02/01/2029	6.500%	57,000	61,729
01/15/2030	5.750%	67,000	68,124
12/01/2030	4.125%	54,000	52,931
02/15/2031	3.375%	45,000	41,826
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	25,000	26,101
DISH DBS Corp.
07/01/2026	7.750%	17,000	19,209
06/01/2029	5.125%	102,000	100,067
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	45,000	46,451
09/15/2028	6.500%	82,000	83,564
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	39,000	39,530
07/01/2029	5.500%	36,000	39,020
Time Warner Cable LLC
05/01/2037	6.550%	1,100,000	1,487,166
Videotron Ltd.(a)
06/15/2029	3.625%	31,000	31,481
Virgin Media Finance PLC(a)
07/15/2030	5.000%	91,000	92,975
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	40,000	42,210
08/15/2030	4.500%	38,000	38,581
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	72,000	73,884
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	53,000	54,977
Ziggo BV(a)
01/15/2030	4.875%	50,000	51,522
Total			3,431,351
Chemicals 0.1%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	32,000	31,122
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	89,000	92,518

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Element Solutions, Inc.(a)
09/01/2028	3.875%	81,000	82,293
HB Fuller Co.
10/15/2028	4.250%	37,000	37,637
Herens Holdco Sarl(a)
05/15/2028	4.750%	41,000	41,233
INEOS Group Holdings SA(a)
08/01/2024	5.625%	35,000	35,078
Ingevity Corp.(a)
11/01/2028	3.875%	36,000	35,902
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	54,000	58,374
Iris Holdings, Inc.(a),(f)
02/15/2026	8.750%	27,000	27,405
LYB International Finance BV
03/15/2044	4.875%	350,000	430,068
Olympus Water US Holding Corp.(a),(c)
10/01/2028	4.250%	39,000	38,553
10/01/2029	6.250%	16,000	15,880
SPCM SA(a)
03/15/2027	3.125%	4,000	4,000
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	20,000	20,255
09/30/2029	7.500%	11,000	11,278
WR Grace Holdings LLC(a)
06/15/2027	4.875%	48,000	49,382
08/15/2029	5.625%	52,000	53,663
Total			1,064,641
Construction Machinery 0.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	54,000	53,873
Herc Holdings, Inc.(a)
07/15/2027	5.500%	30,000	31,475
NESCO Holdings II, Inc.(a)
04/15/2029	5.500%	33,000	34,247
United Rentals North America, Inc.
01/15/2030	5.250%	32,000	34,976
Total			154,571
Consumer Cyclical Services 0.0%
APX Group, Inc.(a)
02/15/2027	6.750%	13,000	13,811
07/15/2029	5.750%	23,000	22,712
Arches Buyer, Inc.(a)
06/01/2028	4.250%	21,000	21,297
Match Group, Inc.(a)
02/15/2029	5.625%	31,000	33,413
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Staples, Inc.(a)
04/15/2026	7.500%	40,000	40,565
04/15/2027	10.750%	6,000	5,838
Uber Technologies, Inc.(a)
05/15/2025	7.500%	69,000	73,615
01/15/2028	6.250%	40,000	42,918
08/15/2029	4.500%	108,000	108,735
Total			362,904
Consumer Products 0.0%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	54,000	57,168
Mattel, Inc.(a)
04/01/2026	3.375%	22,000	22,687
04/01/2029	3.750%	67,000	69,851
Mattel, Inc.
11/01/2041	5.450%	6,000	7,173
Prestige Brands, Inc.(a)
01/15/2028	5.125%	64,000	66,867
Scotts Miracle-Gro Co. (The)(a)
02/01/2032	4.375%	40,000	40,370
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	19,000	19,036
Total			283,152
Diversified Manufacturing 0.1%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	32,000	32,861
Carrier Global Corp.
04/05/2040	3.377%	1,050,000	1,099,840
CFX Escrow Corp.(a)
02/15/2026	6.375%	49,000	51,432
Gates Global LLC/Co.(a)
01/15/2026	6.250%	103,000	106,648
Honeywell International, Inc.
06/01/2050	2.800%	300,000	304,186
Madison IAQ LLC(a)
06/30/2028	4.125%	32,000	31,987
06/30/2029	5.875%	64,000	64,710
Resideo Funding, Inc.(a)
09/01/2029	4.000%	37,000	36,301
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	12,000	12,958
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	13,000	13,657
Welbilt, Inc.
02/15/2024	9.500%	17,000	17,484

10	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	53,000	56,604
06/15/2028	7.250%	52,000	57,595
Total			1,886,263
Electric 0.7%
Berkshire Hathaway Energy Co.
10/15/2050	4.250%	348,000	421,191
Calpine Corp.(a)
02/15/2028	4.500%	55,000	56,121
03/15/2028	5.125%	27,000	27,345
CenterPoint Energy, Inc.
06/01/2031	2.650%	900,000	919,493
Clearway Energy Operating LLC
09/15/2026	5.000%	72,000	73,925
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	101,000	106,859
02/15/2031	3.750%	75,000	75,638
Clearway Energy Operating LLC(a),(c)
01/15/2032	3.750%	20,000	20,037
CMS Energy Corp.
03/01/2044	4.875%	262,000	335,650
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	550,000	662,478
Dominion Energy, Inc.
08/15/2031	2.250%	875,000	872,780
Emera US Finance LP
06/15/2046	4.750%	715,000	845,517
Indiana Michigan Power Co.
03/15/2037	6.050%	600,000	822,519
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	16,000	16,261
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	16,000	16,942
09/15/2027	4.500%	59,000	63,423
NRG Energy, Inc.
01/15/2027	6.625%	49,000	50,779
NRG Energy, Inc.(a)
02/15/2029	3.375%	35,000	34,516
06/15/2029	5.250%	30,000	31,996
02/15/2031	3.625%	42,000	41,271
02/15/2032	3.875%	48,000	47,461
Pennsylvania Electric Co.(a)
06/01/2029	3.600%	1,000,000	1,069,602
PG&E Corp.
07/01/2028	5.000%	15,000	15,284
07/01/2030	5.250%	41,000	41,968
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Energy, Inc.
03/01/2031	7.750%	850,000	1,196,621
Southern Co. (The)
07/01/2046	4.400%	625,000	737,577
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	28,000	29,312
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	32,000	33,126
07/31/2027	5.000%	75,000	77,467
05/01/2029	4.375%	38,000	38,273
WEC Energy Group, Inc.
10/15/2027	1.375%	300,000	294,574
Xcel Energy, Inc.
06/01/2030	3.400%	625,000	682,836
Total			9,758,842
Environmental 0.0%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	63,000	66,076
08/01/2028	4.000%	45,000	44,675
09/01/2028	3.500%	51,000	51,302
06/15/2029	4.750%	31,000	31,862
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	96,000	97,173
Total			291,088
Finance Companies 0.2%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,500,000	1,803,176
Global Aircraft Leasing Co., Ltd.(a),(f)
09/15/2024	6.500%	26,447	26,092
Navient Corp.
01/25/2023	5.500%	60,000	62,707
03/15/2028	4.875%	25,000	25,207
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	84,000	85,618
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	31,000	31,267
Quicken Loans, Inc.(a)
01/15/2028	5.250%	27,000	29,059
Rocket Mortgage LLC/Co-Issuer, Inc.(a),(c)
10/15/2033	4.000%	113,000	112,183
Springleaf Finance Corp.
03/15/2024	6.125%	66,000	70,497
06/01/2025	8.875%	13,000	14,090
Total			2,259,896

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.4%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	1,650,000	2,039,400
Bacardi Ltd.(a)
05/15/2038	5.150%	1,150,000	1,416,303
Conagra Brands, Inc.
11/01/2048	5.400%	270,000	361,528
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	122,000	125,592
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	30,000	31,390
Kraft Heinz Foods Co.
06/01/2046	4.375%	121,000	138,060
Mondelez International, Inc.
09/04/2050	2.625%	465,000	427,588
PepsiCo, Inc.
03/19/2060	3.875%	300,000	364,315
Performance Food Group, Inc.(a)
05/01/2025	6.875%	28,000	29,654
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	126,000	134,733
03/01/2032	3.500%	98,000	99,678
Post Holdings, Inc.(a)
03/01/2027	5.750%	86,000	89,353
04/15/2030	4.625%	52,000	52,423
09/15/2031	4.500%	45,000	44,610
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	38,000	37,816
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	28,000	28,318
US Foods, Inc.(a)
02/15/2029	4.750%	31,000	31,834
Total			5,452,595
Gaming 0.1%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	11,000	11,907
06/15/2031	4.750%	51,000	52,603
Boyd Gaming Corp.
12/01/2027	4.750%	48,000	49,558
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	70,000	70,983
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	85,000	86,201
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	45,000	47,421
07/01/2025	6.250%	67,000	70,593
07/01/2027	8.125%	29,000	32,592
International Game Technology PLC(a)
02/15/2025	6.500%	49,000	54,702
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	25,000	27,182
02/01/2027	5.750%	28,000	32,183
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	45,000	48,594
02/15/2029	3.875%	9,000	9,575
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	51,000	51,940
Scientific Games International, Inc.(a)
07/01/2025	8.625%	30,000	32,519
10/15/2025	5.000%	82,000	84,316
03/15/2026	8.250%	66,000	70,320
11/15/2029	7.250%	30,000	33,747
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	19,000	19,842
02/15/2027	3.750%	20,000	20,708
08/15/2030	4.125%	20,000	21,248
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	15,000	15,305
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	32,000	33,748
10/01/2029	5.125%	12,000	12,089
Total			989,876
Health Care 0.3%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	63,000	66,232
04/15/2029	5.000%	17,000	17,731
AdaptHealth LLC(a)
03/01/2030	5.125%	64,000	64,050
Avantor Funding, Inc.(a)
07/15/2028	4.625%	56,000	58,996
Becton Dickinson and Co.
12/15/2044	4.685%	900,000	1,116,982
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	15,000	14,710
04/01/2030	3.500%	26,000	25,998
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	46,000	46,363
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	8,000	8,317
03/15/2029	3.750%	19,000	19,477

12	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	58,000	60,706
03/15/2026	8.000%	31,000	32,873
03/15/2027	5.625%	15,000	15,718
04/15/2029	6.875%	47,000	47,058
Cigna Corp.
07/15/2046	4.800%	475,000	591,496
CVS Health Corp.
03/25/2048	5.050%	900,000	1,160,644
HCA, Inc.
09/01/2028	5.625%	77,000	91,619
02/01/2029	5.875%	21,000	25,237
Hill-Rom Holdings, Inc.(a)
09/15/2027	4.375%	33,000	34,502
Mozart Debt Merger Sub, Inc.(a),(c)
10/01/2029	5.250%	20,000	20,000
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	15,000	15,823
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	54,000	55,504
Select Medical Corp.(a)
08/15/2026	6.250%	89,000	93,642
Teleflex, Inc.(a)
06/01/2028	4.250%	27,000	28,046
Tenet Healthcare Corp.
07/15/2024	4.625%	19,000	19,311
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	47,000	49,903
02/01/2027	6.250%	61,000	63,402
11/01/2027	5.125%	35,000	36,590
06/15/2028	4.625%	11,000	11,411
10/01/2028	6.125%	60,000	62,964
Total			3,955,305
Healthcare Insurance 0.1%
Anthem, Inc.
03/01/2028	4.101%	235,000	265,740
Centene Corp.
12/15/2029	4.625%	92,000	100,207
02/15/2030	3.375%	34,000	35,191
10/15/2030	3.000%	41,000	42,026
08/01/2031	2.625%	29,000	28,821
UnitedHealth Group, Inc.
05/15/2060	3.125%	250,000	255,982
Total			727,967
Home Construction 0.0%
Meritage Homes Corp.
06/01/2025	6.000%	46,000	52,142
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Meritage Homes Corp.(a)
04/15/2029	3.875%	53,000	55,640
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	27,000	27,718
Taylor Morrison Communities, Inc.(a)
08/01/2030	5.125%	39,000	41,986
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	36,000	37,713
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	28,000	30,740
Total			245,939
Independent Energy 0.1%
Apache Corp.
11/15/2027	4.875%	36,000	39,262
09/01/2040	5.100%	35,000	39,201
02/01/2042	5.250%	20,000	22,285
04/15/2043	4.750%	47,000	50,884
01/15/2044	4.250%	21,000	21,220
Callon Petroleum Co.
07/01/2026	6.375%	104,000	99,428
Callon Petroleum Co.(a)
08/01/2028	8.000%	41,000	40,484
CNX Resources Corp.(a)
03/14/2027	7.250%	66,000	70,253
01/15/2029	6.000%	38,000	40,201
Comstock Resources, Inc.(a)
03/01/2029	6.750%	27,000	29,179
01/15/2030	5.875%	22,000	22,883
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	51,000	52,301
05/01/2029	5.000%	19,000	19,830
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	21,000	22,189
01/30/2028	5.750%	55,000	57,911
EQT Corp.
01/15/2029	5.000%	36,000	40,626
EQT Corp.(g)
02/01/2030	8.750%	40,000	51,475
EQT Corp.(a)
05/15/2031	3.625%	20,000	20,844
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	41,000	42,537
02/01/2029	5.750%	11,000	11,336
Matador Resources Co.
09/15/2026	5.875%	82,000	84,606

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
08/15/2029	3.500%	1,000	1,017
09/01/2030	6.625%	225,000	277,686
09/15/2036	6.450%	103,000	129,657
08/15/2049	4.400%	85,000	83,567
SM Energy Co.
09/15/2026	6.750%	75,000	76,573
Southwestern Energy Co.(a)
02/01/2029	5.375%	25,000	26,766
Total			1,474,201
Integrated Energy 0.0%
Cenovus Energy, Inc.
02/15/2052	3.750%	591,000	576,343
Leisure 0.1%
Carnival Corp.(a)
03/01/2026	7.625%	47,000	50,160
03/01/2027	5.750%	88,000	90,929
08/01/2028	4.000%	66,000	66,691
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	31,000	31,304
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	28,000	29,207
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	56,000	60,081
Cinemark USA, Inc.(a)
05/01/2025	8.750%	18,000	19,310
03/15/2026	5.875%	40,000	40,396
07/15/2028	5.250%	26,000	25,604
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	14,000	14,544
05/15/2027	6.500%	33,000	36,331
10/15/2027	4.750%	19,000	19,330
NCL Corp Ltd.(a)
02/01/2026	10.250%	20,000	22,979
03/15/2026	5.875%	29,000	29,733
NCL Finance Ltd.(a)
03/15/2028	6.125%	15,000	15,588
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	26,000	28,274
07/01/2026	4.250%	36,000	35,268
08/31/2026	5.500%	32,000	32,882
04/01/2028	5.500%	48,000	49,139
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	25,000	23,948
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	52,000	52,482
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	48,000	51,132
Viking Cruises Ltd.(a)
09/15/2027	5.875%	31,000	30,120
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%	11,000	10,985
Total			866,417
Life Insurance 0.2%
Five Corners Funding Trust II(a)
05/15/2030	2.850%	850,000	889,572
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	350,000	379,825
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	460,000	594,641
Voya Financial, Inc.
06/15/2046	4.800%	425,000	536,716
Total			2,400,754
Media and Entertainment 0.1%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	60,000	61,470
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	60,000	63,158
06/01/2029	7.500%	52,000	54,209
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	69,000	71,383
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	12,000	7,950
08/15/2027	6.625%	13,000	5,734
Discovery Communications LLC
09/15/2055	4.000%	376,000	393,267
iHeartCommunications, Inc.
05/01/2026	6.375%	8,440	8,886
05/01/2027	8.375%	99,366	106,149
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	27,000	28,079
01/15/2028	4.750%	26,000	26,784
Lamar Media Corp.
02/15/2028	3.750%	18,000	18,525
01/15/2029	4.875%	16,000	16,980
Netflix, Inc.
04/15/2028	4.875%	30,000	34,531
11/15/2028	5.875%	57,000	69,840
05/15/2029	6.375%	99,000	125,233
Netflix, Inc.(a)
06/15/2030	4.875%	36,000	42,403

14	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	10,000	10,258
03/15/2030	4.625%	38,000	38,104
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	9,000	9,029
01/15/2031	5.375%	18,000	17,697
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	14,000	14,350
Univision Communications, Inc.(a)
05/01/2029	4.500%	31,000	31,567
Total			1,255,586
Metals and Mining 0.1%
Alcoa Nederland Holding BV(a)
03/31/2029	4.125%	25,000	26,037
Allegheny Technologies, Inc.
10/01/2029	4.875%	7,000	7,019
10/01/2031	5.125%	48,000	48,363
Constellium NV(a)
02/15/2026	5.875%	82,000	83,337
Constellium SE(a)
06/15/2028	5.625%	86,000	90,365
04/15/2029	3.750%	65,000	63,393
Freeport-McMoRan, Inc.
09/01/2029	5.250%	52,000	56,525
08/01/2030	4.625%	38,000	41,008
03/15/2043	5.450%	76,000	93,520
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	35,000	34,692
04/01/2029	6.125%	40,000	41,917
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	63,000	64,727
Novelis Corp.(a)
11/15/2026	3.250%	27,000	27,374
01/30/2030	4.750%	90,000	94,671
08/15/2031	3.875%	32,000	31,756
Total			804,704
Midstream 0.5%
Cheniere Energy Partners LP
10/01/2029	4.500%	43,000	45,743
Cheniere Energy Partners LP(a)
03/01/2031	4.000%	37,000	38,858
01/31/2032	3.250%	88,000	88,332
Cheniere Energy, Inc.
10/15/2028	4.625%	63,000	66,431
CNX Midstream Partners LP(a)
04/15/2030	4.750%	43,000	43,556
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DCP Midstream Operating LP
07/15/2027	5.625%	29,000	33,008
05/15/2029	5.125%	51,000	57,452
04/01/2044	5.600%	19,000	22,226
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	38,000	38,966
DT Midstream, Inc.(a)
06/15/2029	4.125%	39,000	39,711
06/15/2031	4.375%	44,000	45,560
Energy Transfer Partners LP
02/01/2042	6.500%	500,000	651,007
EQM Midstream Partners LP(a)
07/01/2025	6.000%	29,000	31,823
07/01/2027	6.500%	41,000	46,132
01/15/2031	4.750%	86,000	89,441
Hess Midstream Operations LP(a)
02/15/2030	4.250%	13,000	13,147
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	51,000	51,825
ITT Holdings LLC(a)
08/01/2029	6.500%	12,000	12,111
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	700,000	875,583
MPLX LP
02/15/2049	5.500%	785,000	995,864
NuStar Logistics LP
06/01/2026	6.000%	43,000	46,649
04/28/2027	5.625%	49,000	52,229
10/01/2030	6.375%	30,000	33,282
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	1,100,000	1,441,806
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	36,000	36,581
Sunoco LP/Finance Corp.
02/15/2026	5.500%	48,000	48,987
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	55,000	56,941
03/01/2030	5.500%	109,000	119,211
02/01/2031	4.875%	45,000	48,539
Targa Resources Partners LP/Finance Corp.(a)
01/15/2032	4.000%	34,000	35,130
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	34,000	34,857
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	49,000	50,496
08/15/2031	4.125%	38,000	39,712
Western Gas Partners LP
08/15/2048	5.500%	48,000	56,148

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Midstream Operating LP
03/01/2028	4.500%	40,000	43,264
Williams Companies, Inc. (The)
09/15/2045	5.100%	1,000,000	1,238,712
Total			6,669,320
Natural Gas 0.1%
NiSource, Inc.
02/15/2044	4.800%	875,000	1,091,508
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	38,000	39,648
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	11,000	11,362
Nabors Industries Ltd.(a)
01/15/2026	7.250%	32,000	31,113
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	295	294
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	96,492	95,057
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	26,000	27,467
Total			204,941
Other REIT 0.0%
Blackstone Mortgage Trust, Inc.(a),(c)
01/15/2027	3.750%	56,000	55,494
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	81,000	82,054
02/01/2027	4.250%	32,000	31,821
06/15/2029	4.750%	75,000	74,586
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	55,000	58,201
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	25,000	25,652
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	22,000	22,049
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	27,000	27,235
09/15/2029	4.000%	25,000	24,967
Service Properties Trust
03/15/2024	4.650%	30,000	30,441
10/01/2024	4.350%	14,000	14,186
12/15/2027	5.500%	19,000	20,225
Total			466,911
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	85,000	85,927
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	63,000	65,247
08/15/2027	5.250%	49,000	49,979
Berry Global, Inc.(a)
02/15/2026	4.500%	27,000	27,498
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	50,000	52,486
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	62,000	65,016
08/15/2027	8.500%	19,000	20,322
Total			366,475
Pharmaceuticals 0.3%
AbbVie, Inc.
03/15/2035	4.550%	275,000	328,896
11/06/2042	4.400%	1,200,000	1,432,835
Amgen, Inc.
09/01/2053	2.770%	507,000	469,578
AstraZeneca Finance LLC
05/28/2031	2.250%	800,000	812,967
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	62,000	66,215
01/31/2027	8.500%	82,000	87,463
08/15/2027	5.750%	34,000	35,680
06/01/2028	4.875%	19,000	19,702
02/15/2029	5.000%	22,000	20,486
02/15/2029	6.250%	70,000	69,252
01/30/2030	5.250%	8,000	7,458
02/15/2031	5.250%	33,000	30,362
Bristol-Myers Squibb Co.
02/20/2048	4.550%	285,000	365,654
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	22,000	22,035
06/30/2028	6.000%	17,000	12,159
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%	18,000	17,988
Organon Finance 1 LLC(a)
04/30/2028	4.125%	63,000	64,273
04/30/2031	5.125%	72,000	75,609
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	32,000	32,541
Total			3,971,153

16	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	87,000	88,472
10/15/2027	6.750%	67,000	69,537
American International Group, Inc.
06/30/2050	4.375%	300,000	369,249
AssuredPartners, Inc.(a)
01/15/2029	5.625%	31,000	31,199
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	56,000	55,798
HUB International Ltd.(a)
05/01/2026	7.000%	77,000	79,623
Loews Corp.
05/15/2030	3.200%	665,000	713,558
Radian Group, Inc.
03/15/2027	4.875%	20,000	21,819
USI, Inc.(a)
05/01/2025	6.875%	11,000	11,194
Total			1,440,449
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	765,000	887,086
Union Pacific Corp.
09/15/2037	3.600%	715,000	795,232
Total			1,682,318
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	70,000	70,554
IRB Holding Corp.(a)
06/15/2025	7.000%	71,000	75,422
02/15/2026	6.750%	105,000	108,010
Papa John’s International, Inc.(a)
09/15/2029	3.875%	13,000	12,935
Total			266,921
Retailers 0.0%
L Brands, Inc.(a)
07/01/2025	9.375%	6,000	7,621
10/01/2030	6.625%	56,000	63,586
L Brands, Inc.
06/15/2029	7.500%	23,000	26,137
11/01/2035	6.875%	21,000	26,358
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	22,000	22,582
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	51,000	52,683
02/15/2029	7.750%	13,000	14,177
Total			213,144
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	18,000	19,468
02/15/2028	5.875%	39,000	41,521
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%	49,000	52,917
Total			113,906
Technology 0.4%
Ascend Learning LLC(a)
08/01/2025	6.875%	79,000	80,600
08/01/2025	6.875%	23,000	23,419
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	24,000	24,161
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	17,000	18,147
03/01/2026	9.125%	6,000	6,288
Broadcom, Inc.(a)
02/15/2051	3.750%	1,114,000	1,117,315
Camelot Finance SA(a)
11/01/2026	4.500%	23,000	23,903
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	31,000	31,005
07/01/2029	4.875%	57,000	57,111
CommScope Technologies LLC(a)
06/15/2025	6.000%	33,000	33,502
Gartner, Inc.(a)
07/01/2028	4.500%	51,000	53,469
06/15/2029	3.625%	24,000	24,208
10/01/2030	3.750%	52,000	53,559
HealthEquity, Inc.(a),(c)
10/01/2029	4.500%	27,000	27,439
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	59,000	58,310
Intel Corp.
03/25/2060	4.950%	260,000	363,825
International Business Machines Corp.
05/15/2040	2.850%	600,000	599,099
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	31,000	31,808
Iron Mountain, Inc.(a)
07/15/2028	5.000%	27,000	28,179
07/15/2030	5.250%	59,000	62,616

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	71,000	72,102
NCR Corp.(a)
09/01/2027	5.750%	25,000	26,408
10/01/2028	5.000%	90,000	92,485
04/15/2029	5.125%	53,000	54,666
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	35,000	36,351
07/15/2029	4.500%	31,000	30,319
07/15/2031	4.750%	21,000	20,442
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	875,000	947,953
Oracle Corp.
04/15/2038	6.500%	400,000	556,390
Plantronics, Inc.(a)
03/01/2029	4.750%	125,000	117,130
QUALCOMM, Inc.
05/20/2050	3.250%	340,000	363,841
RELX Capital, Inc.
05/22/2030	3.000%	350,000	371,301
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	51,000	53,217
Switch Ltd.(a)
06/15/2029	4.125%	31,000	31,885
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	48,000	50,400
Verscend Escrow Corp.(a)
08/15/2026	9.750%	79,000	83,355
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	86,000	85,579
Total			5,711,787
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	5,000	5,213
ERAC USA Finance LLC(a)
10/15/2037	7.000%	515,000	764,170
Total			769,383
Wireless 0.1%
Altice France Holding SA(a)
02/15/2028	6.000%	105,000	100,177
Altice France SA(a)
05/01/2026	7.375%	43,000	44,617
01/15/2028	5.500%	115,000	116,112
07/15/2029	5.125%	39,000	38,297
American Tower Corp.
08/15/2029	3.800%	675,000	747,444
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Capital Corp.
03/15/2032	8.750%	47,000	70,253
Sprint Corp.
03/01/2026	7.625%	86,000	104,204
T-Mobile USA, Inc.
02/15/2026	2.250%	17,000	17,182
02/15/2029	2.625%	68,000	68,686
02/15/2031	2.875%	37,000	37,331
04/15/2031	3.500%	17,000	17,942
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	64,000	67,586
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	33,000	32,900
07/15/2031	4.750%	64,000	65,420
Total			1,528,151
Wirelines 0.3%
AT&T, Inc.
09/15/2053	3.500%	1,550,000	1,534,749
CenturyLink, Inc.
12/01/2023	6.750%	60,000	65,846
04/01/2024	7.500%	12,000	13,285
CenturyLink, Inc.(a)
12/15/2026	5.125%	24,000	24,886
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	83,000	82,646
03/01/2028	6.125%	52,000	52,716
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	23,000	22,850
Verizon Communications, Inc.
08/10/2033	4.500%	1,600,000	1,905,160
Total			3,702,138
Total Corporate Bonds & Notes (Cost $79,424,980)			84,819,880

Exchange-Traded Equity Funds 0.9%
	Shares	Value ($)
International Mid Large Cap 0.9%
iShares Core MSCI EAFE ETF	168,620	12,520,035
Total Exchange-Traded Equity Funds (Cost $11,306,142)		12,520,035

18	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Foreign Government Obligations(i) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	34,000	35,735
05/15/2029	4.250%	25,000	25,001
Total			60,736
Total Foreign Government Obligations (Cost $57,346)			60,736

Residential Mortgage-Backed Securities - Agency 5.9%

Federal Home Loan Mortgage Corp.
01/01/2030	3.500%	67,275	72,186
04/01/2032	6.000%	36,880	41,500
04/01/2032	7.000%	22,575	25,816
07/01/2032	6.500%	11,989	13,473
01/01/2033- 07/01/2043	3.000%	911,770	964,604
01/01/2034- 05/01/2041	5.000%	405,196	462,238
04/01/2041	4.500%	63,432	70,876
Federal Home Loan Mortgage Corp.(j)
05/01/2032	6.500%	206,945	232,577
06/01/2037	6.000%	61,673	72,915
02/01/2038	5.500%	214,802	250,894
03/01/2038	5.000%	55,012	62,957
05/01/2039- 08/01/2041	4.500%	672,467	750,342
08/01/2045	4.000%	61,495	67,290
Federal National Mortgage Association
05/01/2024- 12/01/2028	6.000%	22,630	25,519
03/01/2026- 12/01/2032	7.000%	314,410	331,414
10/01/2026- 12/01/2045	3.500%	584,592	625,646
11/01/2026- 01/01/2029	4.000%	314,200	333,706
08/01/2028- 09/01/2032	6.500%	82,725	94,300
02/01/2033	2.500%	689,649	721,112
02/01/2038- 03/01/2038	5.500%	117,883	135,819
Federal National Mortgage Association(j)
02/01/2031	3.500%	184,370	197,089
10/01/2040	4.500%	182,085	204,058
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/19/2036- 10/14/2051	2.000%	26,175,000	26,347,793
10/19/2036- 10/14/2051	2.500%	21,450,000	22,144,047
10/19/2036- 10/14/2051	3.000%	23,775,000	24,877,216
10/14/2051	3.500%	1,875,000	1,983,801
Total Residential Mortgage-Backed Securities - Agency (Cost $81,154,271)			81,109,188

Residential Mortgage-Backed Securities - Non-Agency 10.5%

510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	2,005,979	2,003,230
Ajax Mortgage Loan Trust(a),(d)
CMO Series 2021-A Class A1
09/25/2065	1.065%	3,367,440	3,327,723
CMO Series 2021-B Class A
06/25/2066	2.239%	1,459,010	1,456,423
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	224,827	225,892
CMO Series 2020-6 Class M1
05/25/2065	2.805%	400,000	402,033
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	1,351,888	1,356,871
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	261,769	262,287
CMO Series 2019-2 Class A3
03/25/2049	3.833%	236,639	238,967
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	172,190	173,390
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.386%	60,783	60,790
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.186%	302,787	302,791
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.936%	650,000	658,635

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-4A Class M2A
1-month USD LIBOR + 2.600% Floor 2.600% 06/25/2030	2.686%	278,788	279,515
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	2.960%	800,000	831,374
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	1.050%	1,800,000	1,801,488
BRAVO Residential Funding Trust(a),(d)
CMO Series 2019-NQM1 Class A3
07/25/2059	2.996%	281,760	282,662
CMO Series 2019-NQM1 Class M1
07/25/2059	2.997%	350,000	348,826
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	995,372	1,008,624
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	331,791	335,707
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	925,000	931,335
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	557,424	559,831
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	986,575	1,011,852
CMO Series 2021-A Class A1
03/25/2058	1.991%	1,503,302	1,503,465
CMO Series 2021-B Class A1
04/01/2069	2.115%	1,241,498	1,239,753
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	2,101,949	2,103,238
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	856,355	855,054
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	833,520	834,049
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	425,000	423,378
BVRT Financing Trust(a),(b),(k)
CMO Series 2021-CRT2 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 11/10/2032	2.335%	450,000	450,000
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.158%	1,753,881	1,749,997
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a),(d)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	1,419,193	1,417,995
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	960,926	964,480
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	288,351	289,137
COLT Mortgage Loan Trust(a),(d)
CMO Series 2020-1R Class A1
09/25/2065	1.255%	495,931	496,488
CMO Series 2020-2 Class A1
03/25/2065	1.853%	303,703	304,883
CMO Series 2021-2R Class A1
07/27/2054	0.798%	867,089	867,825
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% Floor 2.050% 01/25/2040	2.136%	1,099,166	1,105,029
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	976,122	977,199
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	459,973	458,992
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	175,000	174,925
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	2,200,286	2,206,203
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	751,019	788,858
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	375,000	398,314
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	2,063,361	2,171,719
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	1,327,702	1,332,886
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	1,037,079	1,045,725
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	905,183	914,667
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	896,556	913,323

20	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	2.710%	425,000	434,619
Subordinated CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.900% 01/25/2030	0.986%	2,325,000	2,315,944
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	232,945	235,297
CMO Series 2020-1 Class A1
05/25/2065	2.010%	118,598	119,430
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
1-month USD LIBOR + 1.700% 01/25/2050	1.786%	1,592,738	1,599,351
CMO Series 2020-DNA6 Class M1
30-day Average SOFR + 0.900% 12/25/2050	0.950%	391,133	391,499
CMO Series 2021-DNA1 Class M2
30-day Average SOFR + 1.800% 01/25/2051	1.850%	675,000	676,470
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	1.700%	575,000	578,962
CMO Series 2021-HQA1 Class M1
30-day Average SOFR + 0.700% 08/25/2033	0.750%	1,090,289	1,089,828
Freddie Mac STACR Trust(a),(b)
CMO Series 2018-DNA2 Class M2
1-month USD LIBOR + 2.150% 12/25/2030	2.236%	675,000	681,651
CMO Series 2019-DNA4 Class M2
1-month USD LIBOR + 1.950% 10/25/2049	2.036%	669,122	671,710
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.086%	859,780	863,100
CMO Series 2020-HQA5 Class M1
30-day Average SOFR + 1.100% 11/25/2050	1.150%	112,896	112,942
GCAT LLC(a),(d)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	1,522,320	1,536,365
GCAT Trust(a),(d)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	1,201,866	1,203,071
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-NQM2 Class A3
09/25/2059	3.162%	695,903	696,388
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	1,283,312	1,316,070
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2019-SL1 Class A1
01/25/2059	2.625%	1,058,520	1,070,871
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	802,790	806,510
Home Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 1.550% 07/25/2033	1.636%	1,500,000	1,495,978
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	542,146	548,265
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2020-2 Class A3
05/25/2065	3.200%	550,000	563,819
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	1,395,182	1,401,041
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	2,818,219	2,820,953
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-1 Class C
1-month USD LIBOR + 1.350% Floor 1.350% 10/25/2053	1.436%	775,000	775,416
MetLife Securitization Trust(a),(d)
CMO Series 2018-1A Class A
03/25/2057	3.750%	524,364	545,253
MFA Trust(a),(d)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	475,000	481,956
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	1,579,280	1,584,281
MFRA Trust(a),(d)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	526,432	525,724
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	97,489	97,352
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	163,001	162,762
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2018-3 Class A1
08/25/2058	3.472%	1,217,436	1,259,963
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	1,150,000	1,156,655

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MRA Issuance Trust(a),(b),(k),(l)
CMO Series 2021-11 Class A1X
1-month USD LIBOR + 1.150% Floor 1.150% 01/25/2022	1.234%	4,000,000	4,007,988
MRA Issuance Trust(a),(b)
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.600%	1,950,000	1,951,820
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	208,263	221,757
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	674,199	681,299
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	2.100%	825,000	835,466
OBX Trust(a),(b)
CMO Series 2020-EXP3 Class 2A1A
1-month USD LIBOR + 0.950% 01/25/2060	0.986%	1,313,844	1,315,763
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	548,217	551,312
OSAT Trust(a),(d)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	2,157,554	2,165,279
Preston Ridge Partners LLC(a),(d)
CMO Series 2020-5 Class A1
11/25/2025	3.104%	1,627,297	1,633,193
Preston Ridge Partners Mortgage(a),(d)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	3,041,865	3,037,476
Preston Ridge Partners Mortgage LLC(a),(d)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	853,571	853,188
CMO Series 2021-3 Class A1
04/25/2026	1.867%	1,847,236	1,844,220
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	1,328,539	1,328,893
PRPM LLC(a),(d)
CMO Series 2020-3 Class A1
09/25/2025	2.857%	2,126,357	2,141,508
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	862,007	859,806
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.036%	700,000	699,473
RCO VII Mortgage LLC(a),(d)
CMO Series 2021-1 Class A1
05/25/2026	1.868%	1,422,607	1,421,703
Residential Mortgage Loan Trust(a),(d)
CMO Series 2020-1 Class A3
02/25/2024	2.684%	413,266	416,724
STACR Trust(a),(b)
CMO Series 2018-DNA3 Class M2
1-month USD LIBOR + 2.100% 09/25/2048	2.186%	1,500,000	1,522,521
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2019-INV1 Class A1
09/27/2049	2.610%	426,958	432,179
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	557,774	563,514
CMO Series 2020-2 Class A3
04/25/2060	3.000%	975,000	982,745
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	323,444	324,542
CMO Series 2021-4 Class M1
08/25/2056	2.322%	525,000	525,000
Toorak Mortgage Corp., Ltd.(d)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	1,375,000	1,379,671
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	3,800,000	3,817,468
CMO Series 2021-1 Class A1
06/25/2024	2.240%	900,000	900,789
Towd Point HE Trust(a),(d)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	450,000	457,841
Towd Point Mortgage Trust(a)
CMO Series 2015-6 Class A1
04/25/2055	3.500%	71,145	71,380
CMO Series 2016-1 Class A1
02/25/2055	3.500%	12,323	12,317
CMO Series 2016-3 Class A1
04/25/2056	2.250%	49,216	49,329
Towd Point Mortgage Trust(a),(d)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	165,919	166,874
CMO Series 2018-1 Class A1
01/25/2058	3.000%	281,315	287,055

22	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	1,106,748	1,133,718
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	1.086%	784,452	789,095
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% Floor 1.000% 05/25/2058	1.086%	915,250	922,915
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 3.000% Floor 3.000% 10/25/2030	3.106%	281,334	282,024
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	300,000	302,267
VCAT Asset Securitization LLC(a),(d),(k),(l)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	5,125,000	5,125,000
VCAT LLC(a),(d)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	317,010	317,715
Vericrest Opportunity Loan Transferee(a),(d)
CMO Series 2021-NP11 Class A1
08/25/2051	1.868%	2,514,785	2,508,845
CMO Series 2021-NPL7 Class A1
04/25/2051	2.116%	809,750	811,614
Vericrest Opportunity Loan Transferee XCII LLC(a),(d)
CMO Series 2021-NPL1 Class A1
02/27/2051	1.893%	1,683,985	1,691,747
Vericrest Opportunity Loan Transferee XCIII LLC(a),(d)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	1,473,503	1,473,405
Vericrest Opportunity Loan Transferee XCIV LLC(a),(d)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	1,730,631	1,730,866
Vericrest Opportunity Loan Transferee XCIX LLC(a),(d)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	1,104,712	1,105,698
Vericrest Opportunity Loan Transferee XCVI LLC(a),(d)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	1,089,934	1,090,569
Vericrest Opportunity Loan Transferee XCVII LLC(a),(d)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	4,388,658	4,389,207
Vericrest Opportunity Loan Trust CI LLC(a),(d)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	3,122,165	3,123,708
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(d)
CMO Series 2019-3 Class A3
07/25/2059	3.040%	1,272,945	1,279,358
CMO Series 2019-4 Class A3
11/25/2059	3.000%	1,452,161	1,468,211
CMO Series 2020-1 Class M1
01/25/2060	3.021%	1,000,000	1,020,599
CMO Series 2020-2 Class A1
05/25/2060	2.226%	425,172	428,709
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	153,563	154,928
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	468,473	466,712
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	593,399	590,547
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	662,992	678,323
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	399,221	399,887
CMO Series 2020-1R Class A3
11/25/2055	1.873%	465,758	466,835
ZH Trust(a)
CMO Series 2021-1 Class A
02/18/2027	2.253%	800,000	801,138
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $145,108,307)			145,681,057

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace & Co.(b),(h),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.250%	34,000	34,107
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(m)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.836%	4,859	4,804

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Springs Window Fashions(b),(h),(m)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 09/17/2028	4.750%	65,000	64,472
Food and Beverage 0.0%
BellRing Brands LLC(b),(m)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	17,427	17,488
Health Care 0.0%
Radiology Partners, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% 07/09/2025	4.334%	11,000	10,986
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(h),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	56,004	56,329
Restaurants 0.0%
IRB Holding Corp.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	16,614	16,584
Technology 0.0%
DCert Buyer, Inc.(b),(m)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	7.084%	36,000	36,263
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Epicore Software Corp.(b),(m)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	17,000	17,446
Project Alpha Intermediate Holding, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.090%	18,735	18,718
Total			72,427
Total Senior Loans (Cost $275,834)			277,197

U.S. Treasury Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(j)
02/15/2045	2.500%	3,775,000	4,077,000
Total U.S. Treasury Obligations (Cost $4,510,989)			4,077,000

Money Market Funds 6.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(n),(o)	95,382,386	95,372,848
Total Money Market Funds (Cost $95,373,728)		95,372,848
Total Investments in Securities (Cost: $1,197,225,289)		1,463,145,461
Other Assets & Liabilities, Net		(79,200,511)
Net Assets		1,383,944,950

At September 30, 2021, securities and/or cash totaling $2,252,075 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	640	12/2021	USD	84,230,000	—	(1,215,002)
U.S. Treasury 2-Year Note	45	12/2021	USD	9,902,461	—	(6,061)
U.S. Treasury 5-Year Note	420	12/2021	USD	51,551,719	—	(378,099)
U.S. Ultra Treasury Bond	37	12/2021	USD	7,069,313	—	(270,640)
Total					—	(1,869,802)
24	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $306,929,333, which represents 22.18% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2021.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.
(e)	Non-income producing investment.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2021.
(h)	Represents a security purchased on a forward commitment basis.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	Valuation based on significant unobservable inputs.
(l)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2021, the total value of these securities amounted to $9,132,988, which represents 0.66% of total net assets.
(m)	The stated interest rate represents the weighted average interest rate at September 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(o)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	76,557,600	317,257,305	(298,442,214)	157	95,372,848	(157)	40,230	95,382,386
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	25

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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